Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents
Cash and cash equivalents

23.Cash and cash equivalents

	31 December	31 December
	2025	2024
Cash in hand	337	649
Banks	78,398,265	83,340,516
- Demand deposits	5,595,255	6,029,132
- Time deposits	72,803,010	61,114,813
- Receivables from reverse repo	—	16,196,571
Impairment loss provision	(4,857)	(12,813)
Other (*)	13,434,537	6,901,401
	91,828,282	90,229,753

(*) It consists of highly liquid money market funds and government bonds with original maturities of less than 90 days as of the acquisition date and which are subject to an insignificant risk of changes in value.

As of 31 December 2025, the average effective interest rates of TRY, USD and EUR time deposits are 39.7%, 3.5% and 1.6% (31 December 2024: 47.4%, 2.7% and 2.7%) respectively.

As of 31 December 2025, average maturity of time deposits is 7 days (31 December 2024: 35 days).

As of 31 December 2024, the effective interest rates of USD receivables from reverse repo are 4.0%.

Reconciliation of cash and cash equivalents in consolidated statement of cash flows:

	31 December	31 December
	2025	2024
Cash and cash equivalents	91,828,282	90,229,753
Interest accrual of cash and cash equivalents	(60,510)	(366,852)
Total	91,767,772	89,862,901